Equity Financing (Notes)	3 Months Ended
Mar. 31, 2013
Equity Securities Purchase Agreement [Abstract]
Equity Financing Note Disclosure [Text Block]

Equity Financing
In January 2012, we entered into a placement agent agreement with Rodman & Renshaw, pursuant to which Rodman & Renshaw agreed to use its reasonable best efforts to arrange for the sale of our registered securities. We agreed to pay Rodman & Renshaw an aggregate fee equal to 8% of the gross proceeds received in the offering and agreed to customary representations, warranties, and indemnification by us.
In February 2012, we entered into a Securities Purchase Agreement with certain purchasers, arranged by Rodman & Renshaw, pursuant to which we sold to the Purchasers in a registered offering 6,415,000 shares of our common stock and Warrants to purchase up to 3,207,500 shares of common stock. The securities were sold in units, consisting of one share of common stock and a Warrant to purchase 0.5 of a share of common stock, at a price of $0.50 per unit, for gross proceeds of $3,207,500. The Offering closed on February 7, 2012. The Warrants became exercisable on August 6, 2012, six months following their issuance, and expire on August 6, 2017. After deducting the placement agent fee and our offering expenses (and excluding any potential future proceeds from the exercise of the Warrants), the net proceeds from the Offering were approximately $2.8 million.
Each Warrant has an exercise price of $0.70 per share, for total potential additional proceeds to us of up to $2,245,250 if the Warrants are exercised in full for cash. The Warrants are exercisable for cash or, solely in the absence of an effective registration statement, by cashless exercise. The exercise price of the Warrants is subject to adjustment in the case of stock splits, stock dividends, combinations of shares and similar recapitalization transactions, and also upon any distributions to Company shareholders, business combinations, sale of substantially all assets and other fundamental transactions. The exercise of the Warrants is subject to certain beneficial ownership and other limitations set forth in the Warrants. As of March 31, 2013, none of the Warrants had been exercised and all remain outstanding. Any Warrants that are outstanding on August 6, 2017, the expiration date, will automatically be exercised at that time by cashless exercise. We may not receive any cash proceeds from exercise of the Warrants.